IMPAIRMENT OF RIGHT OF USE ASSETS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) vessel
Related Party Transaction [Line Items]
Impairment loss on right of use assets	$ 0	$ 94,233
Finance lease ROU impairment	0	$ 70,000
Number of impaired vessels | vessel		4
Impairment loss on right of use assets	$ 0	$ 24,200
SFL Leases
Related Party Transaction [Line Items]
Number of impaired vessels | vessel		7